Legal proceedings - Additional information (Details) € in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 31, 2025 lawsuit	Apr. 30, 2024 director	Mar. 31, 2024 claimant	Jan. 31, 2024 appeal	Sep. 30, 2022 EUR (€)	Dec. 31, 2024 EUR (€) classAction	Dec. 31, 2021 EUR (€)
Disclosure of Legal Proceedings [line items]
Damages claimed						€ 587
Number of former directors of Payvision issued a penalty order | director		2
Number of appeals filed by client | appeal				1
Number of claimants dissolved | claimant			1
Conclusion Of Litigation
Disclosure of Legal Proceedings [line items]
Lawsuit in favor of ING | lawsuit	3
Spain
Disclosure of Legal Proceedings [line items]
Class actions filed | classAction						3
Class actions where agreement was reached | classAction						1
Certain consumer credit products
Disclosure of Legal Proceedings [line items]
Legal proceedings provision							€ 180
Increase in legal proceedings provision					€ 75